Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement Line Items [Line Items]
Directly issued capital instruments	$ 228,471	$ 228,471	$ 232,512
Contributed surplus	2,645	2,513	1,955
Retained earnings	157,845	146,043	116,638
Accumulated other comprehensive income	73	131	72
Regulatory capital		476,005
Total risk-weighted assets		$ 3,095,092
CET1 capital ratio		15.38%
Total assets	4,309,635	$ 4,201,610	$ 3,531,690
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	485,309
Total risk-weighted assets	$ 3,194,696
CET1 capital ratio	15.19%
Basel III [member]
Statement Line Items [Line Items]
Regulatory capital	$ (11,589)	(12,699)
Total assets	4,309,635	4,201,610
Total on-balance sheet exposures	4,298,046	4,188,911
Total off-balance sheet exposure at gross notional amount	499,185	481,389
Adjustments for conversion to credit equivalent amount	324,662	281,705
Total off-balance sheet exposures	174,523	199,684
Total exposures	$ 4,472,569	$ 4,388,595
Leverage ratio	8.44%	8.30%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 214,824
Contributed surplus		2,513
Retained earnings		146,043
Accumulated other comprehensive income		131
Regulatory capital before adjustments		363,511
Adjustments to capital		(12,699)
Regulatory capital		$ 350,812
CET1 capital ratio		11.33%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 214,824
Contributed surplus	2,645
Retained earnings	157,845
Accumulated other comprehensive income	73
Regulatory capital before adjustments	375,387
Adjustments to capital	(11,589)
Regulatory capital	$ 363,798
CET1 capital ratio	11.39%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital	$ 377,445	$ 364,459
CET1 capital ratio		11.78%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	13,647
Regulatory capital	$ 377,445
CET1 capital ratio	11.81%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 105,478	$ 109,033
Regulatory capital before adjustments		109,033
Adjustments to capital		2,513
Regulatory capital		$ 111,546
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	105,478
Adjustments to capital	2,386
Regulatory capital	$ 107,864